One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

JOHN V. O’HANLON john.ohanlon@dechert.com +1 617 728 7111 Direct +1 617 275 8367 Fax

January 7, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Hartford Mutual Funds, Inc. – Preliminary Proxy Statement on Schedule 14A
(File No. 811-07589)

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds, Inc., attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing.  Please call the undersigned at 617.728.7111 with any questions regarding the attached.

Sincerely,

/s/ John V. O’Hanlon
John V. O’Hanlon

Attachment